Cost of Revenue (Details) - Schedule of Cost of Revenue - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Cost of Revenue [Abstract]
Purchase of finished goods	€ 6,012,282	€ 12,004,042
Purchase of raw materials	927	294
Outsourcing service	504	103
Total	€ 6,013,713	€ 12,004,439